Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,828,916	R$ 2,037,599	R$ 1,597,365
Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	862,183	804,442
Tax Claim [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	167,062	159,235
Labor [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	4,812	3,514
Employee Benefits [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	290	745
Civil [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 690,019	R$ 640,948